PROVISION FOR INCOME TAXES	12 Months Ended
Aug. 31, 2017
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES

NOTE 8 – PROVISION FOR INCOME TAXES

The Company provides for income taxes under ASC 740, “Income Taxes.” Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

The components of the Company’s deferred tax asset and reconciliation of income taxes computed at the statutory rate to the income tax amount recorded as of August 31, 2017, 2016 and 2015 are as follows:

	August 31,	August 31,	August 31,
	2017	2016	2015
Net Operating loss carryforward	$6,047,110	$96,014	$47,547
Effective tax rate	35%	35%	35%
Deferred tax asset	2,116,489	33,605	16,641
Less: valuation allowance	(2,116,489)	(33,605)	(16,641)
Net deferred tax asset	$-	$-	$-

As of August 31, 2017, utilization of the NOL carry forwards, which will begin to expire between 2031 and 2037, of approximately $6,047,110 for federal income tax reporting purposes, may be subject to an annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”). These ownership changes may limit the amount of the NOL carry forwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders.

Tax returns for the years ended 2011 through 2017 are subject to review by the tax authorities.